Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Significant Accounting Policies
3.	Significant Accounting Policies

The accounting policies set out below have been consistently applied to all periods presented in the consolidated financial statements.

Income and expenses are accounted for on an accrual basis. Profit is only included when realized at the statement of financial position date. Losses originating before the end of the financial year are taken into account if they have become known before preparation of the financial statements.

Basis of consolidation

(i) Subsidiaries

Subsidiaries are entities controlled by the Company, consisting of Merus N.V.’s wholly owned subsidiary Merus US, Inc. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

(ii) Loss of control

When the Company loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any non-controlling interests and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

(iii) Transactions eliminated on consolidation

Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in consolidation. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign Currency Transactions

Foreign currency transactions are translated using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the exchange rate at the reporting date are generally recognized in the statement of profit or loss and comprehensive loss as a component of finance costs.

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•

income and expenses for each statement of profit or loss and comprehensive income or loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the exchange rates at the dates of the transactions); and

•	all resulting exchange differences are recognized in other comprehensive income.

Property, Plant and Equipment

Property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses (if any). Cost includes expenditures that are directly attributable to the acquisition of the items. Depreciation of property, plant and equipment is recognized in the consolidated statement of profit and loss and comprehensive loss on a straight-line basis over estimated useful lives of generally five years, taking residual value into account. If significant parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Subsequent expenditures are capitalized only when the expenditure will increase the future economic benefit of the asset. All other expenditures are expensed in the consolidated statement of profit or loss and comprehensive loss.

Depreciation rates are based on the following estimated economic useful lives of the tangible fixed assets concerned:

•	Plant and equipment 5 years

•	Leasehold improvements Shorter of useful life or term of lease

•	Other fixed assets: 5 years

Intangible Assets

Intangible assets are identifiable non-monetary assets without physical substance. An asset is a resource that is controlled by the enterprise as a result of past events (for example, purchase or self-creation) and from which future economic benefits (inflows of cash or other assets) are expected.

The useful lives of intangible assets are assessed to be finite and amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Amortization begins when the asset is available for use.

Patents

Patents acquired separately by the Company are reported at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized in the consolidated statement of profit and loss and comprehensive loss on a straight-line basis over the shorter of the estimated economic or legal lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimates being accounted for on a prospective basis.

R&D

The Company incurs R&D expenses related to its clinical trials and preclinical drug development programs. Development expenses are defined as expenses incurred to achieve technical and commercial feasibility. Expenditures on research activities are recognized as an expense in the period in which it is incurred.

Development is capitalized if, and only if, all of the following have been demonstrated:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

•	the intention to complete the intangible asset and use or sell it;

•	the ability to use or sell the intangible asset;

•	how the intangible asset will generate probable future economic benefits;

•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

•	the ability to measure reliably the expenditure.

Financial Instruments

The Company classifies non-derivative financial assets as either financial assets at fair value through profit or loss, financial assets at amortized cost or financial assets at fair value through other comprehensive income or loss. The Company classifies non-derivative financial liabilities into either financial liabilities at fair value through profit or loss or the other financial liabilities category.

Non-Derivative Financial Assets and Financial Liabilities

The Company initially recognizes receivables and investments at fair value on the date when they are originated. Subsequent to initial recognition, they are measured at amortized cost using the effective interest rate method. All other financial assets and financial liabilities are initially recognized on the trade date.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognized financial assets that is created or retained by the Company is recognized as a separate asset or liability.

The Company initially recognizes non-derivate financial liabilities at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

The Company derecognizes a financial liability when its contractual obligations are settled or cancelled, or expire.

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company has a legal right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Investments

Investments are classified and accounted for at amortized cost and initially measured at fair value. Subsequent to initial recognition, they are measured at amortized cost using the effective interest rate method. Investments are classified as amortized cost as the Company has the positive intent and ability to hold them until maturity. Interest income from these securities is included in finance income.

Receivables

These assets are initially recognized at fair value plus any directly attributable transaction costs, if any.

Derivative Financial Assets and Liabilities

Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value with net changes in fair value presented as finance expenses (negative net changes in fair value) or finance income (positive net changes in fair value) in the consolidated statement of profit or loss and comprehensive loss. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative. Derivatives embedded in host contracts are accounted for as separate derivatives and recorded at fair value if their economic characteristics and risks are not closely related to those of the host contracts and the host contracts are not held for trading or designated at fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Cash and Cash Equivalents

For the purpose of presentation in the statement of cash flows as well as the statement of financial position, cash and cash equivalents include deposits held with financial institutions with original maturities of less than three months from the date of acquisition. Cash and cash equivalents include €49.1 million of investments with a three month or less maturity, callable on demand. The carrying values of cash equivalents approximate fair value due to their short-term maturities.

Treatment of equity issuance costs

Costs related to the issuance of new shares have been accounted for as follows:

•

Incremental costs, if any, that are directly attributable to issuing new shares are included as prepaid expenses and are deducted from equity on the date the Company closes its new share transactions (net of any income tax benefit). Such as, for example, the date of the closing of its IPO, follow-on public offerings or the share subscription agreements with Incyte or Regeneron Pharmaceuticals Inc. (“Regeneron”);

•	Incremental costs directly associated with a probable, successful future offering of equity instruments are also deferred and deducted from equity when the new shares are issued;

•

Costs that relate to listing on Nasdaq, or other new share transaction costs that are otherwise not incremental and directly attributable to issuing new shares, are recorded as an expense in the consolidated statement of profit or loss and comprehensive loss; and

•	Costs that relate to both share issuance and listing are allocated between those functions on a rational and consistent basis.

Provisions

A provision is recognized if the following applies:

•	the company has a legal or constructive obligation, arising from a past event;

•	the amount can be estimated reliably; and

•	it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation.

If all or part of the payments that are necessary to settle a provision are virtually certain to be fully or partially compensated by a third party upon settlement of the provision, then the compensation amount is presented separately as an asset. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Impairment

Financial Assets Measured at Amortized Cost

At each reporting date, the Company considers evidence of impairment for these assets at both an individual asset and a collective level. All individually significant assets are individually assessed for impairment. Those found not to be impaired are then collectively assessed for any impairment that has been incurred but not yet individually identified. Assets that are not individually significant are collectively assessed for impairment. Collective assessment is carried out by grouping together assets with similar risk characteristics.

To assess impairment for its financial assets, the Company uses the general expected credit loss model over the next twelve months of the expected life of its financial assets. Under this model, the Company calculates the allowance for credit losses by considering on a discounted basis, the cash shortfalls it would incur in various default scenarios for prescribed future periods and multiplying the shortfalls by the probability of each scenario occurring. The allowance on the financial asset is the sum of these probability-weighted outcomes.

For the Company’s investments, the Company applies the low credit risk simplification as it does not believe there to be any credit risk related to these assets given the credit quality ratings required by the Company’s investment policy. At every reporting date, the Company evaluates whether a particular debt instrument is considered to have low credit risk using all supportable information.

Impairment losses are recognized in the consolidated statement of profit or loss and comprehensive loss and is the amount required to adjust the loss allowance at the reporting date to the amount that is required to be recognized based on the aforementioned policy. If the amount of impairment loss subsequently decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, then the previously recognized impairment loss is reversed through profit or loss.

Non-Financial Assets

At each reporting date, the Company reviews the carrying amounts of its non-financial assets to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash generating units (“CGU”).

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Revenue Recognition

Effective January 1, 2018, the Company adopted IFRS 15, Revenue from Contracts with Customers (“IFRS 15”). This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments.

The terms of the contracts within the scope of IFRS 15 may contain multiple promised goods and services, which often include license rights to certain of the Company’s product candidates and R&D activities. Payments under such agreements include: (i) upfront nonrefundable license fees; (ii) payments for R&D services performed by the Company, including reimbursement for certain external costs; (iii) payments based upon the achievement of certain development, regulatory and commercial milestones; and (iv) royalties on net product sales, if any.

Under IFRS 15, the Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company recognizes revenue following the five-step model prescribed under IFRS 15: (i) identification of the contract(s) with the customer; (ii) identification of the performance obligations; (iii) determination of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

In order to account for contracts with customers, the Company identifies the promised goods or services in the contract and evaluates whether such promised goods or services represent performance obligations. The Company accounts for those components as separate performance obligations when the following criteria are met: (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and (ii) the Company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. This evaluation requires subjective determinations and requires the Company to make judgments about the promised goods and services and whether such goods and services are separable from the other aspects of the contractual relationship. In determining the performance obligations, the Company evaluates certain criteria, including whether the promised good or service is capable of being distinct and whether such good or service is distinct within the context of the contract, based on consideration of the relevant facts and circumstances for each arrangement. Factors considered in this determination include the research, manufacturing and commercialization capabilities of the partner; the availability of research and manufacturing expertise in the general marketplace; and the level of integration, interrelation, and interdependence among the promises to transfer goods or services.

The transaction price is allocated among the performance obligations using the relative selling price method and the applicable revenue recognition criteria are applied to each of the separate performance obligations. At contract inception, the Company determines the standalone selling price for each performance obligation identified in the contract. If an observable price of the promised good or service sold separately is not readily available, the Company utilizes assumptions that require judgment to estimate the standalone selling price, which may include development timelines, probabilities of technical and regulatory success, reimbursement rates for personnel costs, forecasted revenues, potential limitations to the selling price of the product, expected technological life of the product and discount rates.

Up-front License Payments

If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses that are not distinct and bundled with other performance obligations, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from the combined performance obligation. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Milestones

At the inception of each arrangement that includes pre-commercial milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant cumulative revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company’s control, such as regulatory approvals, are not considered probable of being achieved until the uncertainty related to the milestone is resolved. The transaction price is then allocated to each performance obligation on a relative selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. Any such adjustments are recorded on a cumulative catch-up basis, which affects revenue in the period of adjustment. At the end of each subsequent reporting period, the Company reevaluates the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price.

Royalties

For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and where the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of: (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, the Company has not recognized any royalty revenue.

R&D Cost Reimbursement

R&D cost reimbursement revenue, which is typically related to reimbursements from customers for the Company’s performance of R&D services under the respective agreements, is recognized on the basis of labor hours valued at a contractually agreed rate. R&D cost reimbursement revenue also includes reimbursements for related out-of-pocket expenses and third-party costs. R&D cost reimbursement revenue is recognized in the same period as the costs for which they are intended to compensate.

The Company typically acts as the principal under such arrangements and, therefore, records these reimbursements on a gross basis. The impact of the new revenue standard IFRS 15 was also assessed for the instances under the ONO research and license agreement (defined below) where the Company acts as an agent. The Company concluded that no control was obtained for these pass-through arrangements to reimburse costs under the ONO research and license agreement and as such the costs were netted in R&D instead of being recognised as expense.

Costs of Obtaining a Contract with a Customer

The Company capitalizes the incremental costs of obtaining a contract with a customer if it expects to recover those costs. To date, the Company has not capitalized any incremental costs for obtaining a contract.

Government Grants

The Company receives certain government and regional grants, which support its research efforts in defined projects, and include contributions towards the R&D cost. When there is reasonable assurance that the Company will comply with the conditions attached to a received grant, and when there is reasonable assurance that the grant will be received, government grants are recognized as revenue on a gross basis in the consolidated statement of profit or loss and comprehensive loss on a systematic basis over the periods in which the Company recognizes expenses for the related costs for which the grants are intended to compensate. In the case of grants related to assets, the received grant will be deducted from the carrying amount of the asset.

WBSO

The WBSO (afdrachtvermindering speur- en ontwikkelingswerk) is a Dutch fiscal facility that provides subsidies to companies, knowledge centers and self-employed people who perform R&D activities (as defined in the WBSO Act). Under this act, a contribution is paid towards the labor costs of employees directly involved in R&D and other related expenditures. The contribution is in the form of a reduction of payroll taxes. Subsidies relating to labor costs are deferred and recognized in the consolidated statement of profit or loss and comprehensive loss as negative labor costs over the period necessary to match them with the labor costs that they are intended to compensate (see Note 15).

Employee Benefits

Short-term Employee Benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-Based Payment Transactions

The grant-date fair value of equity-settled share-based payment awards granted to employees including grants of employee options, restricted share units, and modifications to existing instruments, is recognized as an expense, net of an estimated forfeiture rate, with a corresponding increase in equity (accumulated loss), over the vesting period of the awards. Service conditions and non-market related conditions are not taken into account in determining the fair value. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For any share-based payment awards with market conditions or non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Post-Employment Benefit Plans

The Company contributes to a post-employment benefit plan that entitles executive officers and other staff members to retire at the age of 67 and receive annual payments based upon the average salary earned during the service period. The Company has insured the liabilities from the post-employment benefit plan with an insurance company and has no other obligation than to pay the annual insurance premiums to the insurance company. The annual pension payments are conditional; the Company will have no further obligation (legal or constructive) to pay further amounts if the insurance fund has insufficient assets to pay all employee benefits relating to current and prior service. Based on its characteristics, the Company’s post-employment benefit plan is classified as a defined contribution plan.

Obligations for contributions to defined contribution plans are expensed as the related service is provided. Prepaid contributions are recognized as an asset.

Leases

Determining whether an Arrangement Contains a Lease

At inception of an arrangement, the Company determines whether such an arrangement is or contains a lease.

At inception or on reassessment of the arrangement, the Company separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values. If the Company concludes for a finance lease that it is impracticable to separate the payments reliably, then an asset and a liability are recognized at an amount equal to the fair value of the underlying asset. Subsequently, the liability is reduced as payments are made and an imputed finance cost on the liability is recognized using the Company’s incremental borrowing rate.

Leased Assets

Assets held by the Company under leases that transfer to the Company substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

Assets held under other leases are classified as operating leases and are not recognized in the Company’s statement of financial position.

Lease Payments

Payments made under operating leases are recognized in the consolidated statement of profit or loss and comprehensive loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Finance Income and Finance Expenses

The Company’s finance income and finance expenses include:

•	interest and related income;

•	interest expense and changes in fair value of the forward contract (derivative);

•	financing costs; and

•	the foreign currency gain or loss on financial assets and financial liabilities.

Interest income or expense is recognized using the effective interest method.

Income Tax

Income tax expense comprises current and deferred tax. It is recognized in the consolidated statement of profit or loss and comprehensive loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income or loss. Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•

temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that the group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be utilized.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if certain criteria are met.